Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Ember Resources Inc.
Total	$ 17,857,000	$ 4,770,000	$ 7,603,000	$ 30,230,000
Ember Resources Inc. | Alberta CBM
Total	17,857,000	4,770,000	7,603,000	30,230,000
Hammerstone Infrastructure Materials Ltd.
Total	10,750,000	1,270,000	1,020,000	13,040,000
Hammerstone Infrastructure Materials Ltd. | Alberta Mineral Properties
Total	$ 10,750,000	$ 1,270,000	$ 1,020,000	$ 13,040,000